Quarterly Report
July 31, 2023
MFS®  Commodity
Strategy Fund
CMS-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 74.0%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$3,511,000	$3,430,360
Boeing Co., 2.196%, 2/04/2026	2,850,000	2,630,174
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,230,874
		$7,291,408
Asset-Backed & Securitized – 14.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)	$19,833,261	$1,025,102
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,753,223
ACREC 2021-FL1 Ltd., “B”, FLR, 7.144% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,350,640
ACREC 2021-FL1 Ltd., “C”, FLR, 7.494% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,074,075
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.586% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,483,383
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.195% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	252,269	251,695
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	552,662	543,329
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	854,695	848,336
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	365,912
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	148,274
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	546,208
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	313,157
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,649,976
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,636,703
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	968,180
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.367% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,565,224
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.617% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	534,243	525,531
AREIT 2019-CRE3 Trust, “B”, FLR, 6.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	303,000	287,406
AREIT 2019-CRE3 Trust, “C”, FLR, 7.317% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	233,085
AREIT 2022-CRE6 Trust, “C”, FLR, 7.218% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	862,643
AREIT 2022-CRE6 Trust, “D”, FLR, 7.918% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	725,485
AREIT 2022-CRE7 LLC, “B”, FLR, 8.465% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,538,014
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.245% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,606,204	1,573,307
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.695% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	870,027	851,594
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.188% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,341,744
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.487% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	567,064
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)(n)	19,248,626	599,410
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.291%, 7/15/2054 (i)	7,333,680	476,940
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.378%, 9/15/2054 (i)	7,453,890	548,478
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.616%, 2/15/2054 (i)	11,315,122	966,042
BDS 2021-FL10 Ltd., “B”, FLR, 7.294% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	763,991
BDS 2021-FL10 Ltd., “C”, FLR, 7.644% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	550,453
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.269%, 2/15/2054 (i)	12,534,995	800,982
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)	14,497,423	989,636
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)	10,215,597	705,200
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.037%, 9/15/2054 (i)	14,828,537	786,067
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	451,804
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	331,595
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	388,747
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.567% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,179,644
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.117% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	429,288
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.367% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	685,836
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	131,217	122,689
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	271,497	247,747
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	61,540	54,562
BXMT 2020-FL2 Ltd., “B”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,296,866
BXMT 2020-FL2 Ltd., “A”, FLR, 6.236% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,776,335	1,696,665
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,324,813
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	562,746	526,011
CD 2017-CD4 Mortgage Trust, “XA”, 1.224%, 5/10/2050 (i)	9,491,317	329,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	$358,250	$322,664
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	101,660
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,238,361	1,228,478
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	824,473	820,866
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	437,731	424,065
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.637%, 11/15/2062 (i)	9,005,761	294,718
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.32%, 2/15/2054 (i)	10,988,056	778,670
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.776%, 4/15/2054 (i)	10,538,257	427,841
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)	11,384,727	598,880
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.043%, 6/15/2064 (i)	6,108,669	346,613
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	233,091	229,095
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	239,292
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	294,879
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	231,929
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	318,000	305,440
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	543,605
Cutwater 2015-1A Ltd., “AR”, FLR, 6.789% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	449,946	449,244
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	2,617,000	2,603,131
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.171% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,908,000
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,763,149	1,757,692
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	1,340,173	1,331,879
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	1,135,000	1,130,452
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	680,440
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.918% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,852,727
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.319% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,732,387
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	500,141	495,214
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	782,000	775,296
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.156%, 5/10/2050 (i)	10,505,572	325,093
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.08%, 8/10/2050 (i)	10,813,496	355,906
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.128%, 5/12/2053 (i)	8,636,576	503,701
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.02% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	3,069,116	2,973,648
JPMorgan Chase Commercial Mortgage Securities Corp., 1.129%, 9/15/2050 (i)	11,601,965	319,725
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	663,403	656,192
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.836% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	273,945	273,266
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.886% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	562,339
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.706% ((SOFR - 1mo. + 0.11448%) + 1.37%), 4/15/2034 (n)	281,055	279,806
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.086% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,699,999
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.336% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	705,803
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.081% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	2,174,539	2,154,699
MF1 2020-FL4 Ltd., “B”, FLR, 8.086% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	2,437,000	2,403,418
MF1 2021-FL6 Ltd., “B”, FLR, 6.994% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	2,971,917
MF1 2022-FL8 Ltd., “C”, FLR, 7.268% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	901,117
MF1 2022-FL9 Ltd., “B”, FLR, 8.396% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,915,729
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.249%, 5/15/2050 (i)	9,048,449	303,384
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.322%, 6/15/2050 (i)	4,052,147	128,672
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1%, 12/15/2051 (i)	15,617,404	519,046
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.292%, 5/15/2054 (i)	9,477,118	611,719
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.214%, 6/15/2054 (i)	8,690,237	509,332
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.318% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,112,976
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.117% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,388,947
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.167% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	959,271
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,427,638	1,402,086
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,427,638	1,386,776
OCP CLO 2015-10A Ltd., “BR2”, FLR, 7.262% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/26/2034 (n)	2,250,000	2,203,315
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	222,535	221,791
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,634,690
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,120,402
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	1,609,161	1,606,388
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.755% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	2,888,785	2,889,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “B”, FLR, 6.716% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	$604,470	$572,889
PFP III 2021-7 Ltd., “C”, FLR, 6.967% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	191,490	177,958
PFP III 2021-8 Ltd., “B”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	617,500	583,025
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	218,100
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	163,468
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	692,278
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.486% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,488,648
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.087% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	631,631
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	950,596
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.537% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,493,817
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.144% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,113,491
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,264,831
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,661,246
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.013%, 11/15/2050 (i)	6,071,536	191,756
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.882%, 12/15/2051 (i)	6,537,116	237,728
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.363%, 11/15/2054 (i)	6,103,883	430,075
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.917% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	588,000	587,627
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	659,706
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.918% (SOFR - 1mo. + 0.85%), 3/15/2027	1,808,000	1,810,740
		$124,117,006
Automotive – 1.4%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$2,671,000	$2,526,899
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	457,000	454,115
Hyundai Capital America, 0.8%, 1/08/2024 (n)	249,000	243,478
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,081,445
LKQ Corp., 5.75%, 6/15/2028 (n)	1,178,000	1,171,572
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,120,925
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	848,503
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,935,429
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,234,756
		$11,617,122
Broadcasting – 0.7%
WarnerMedia Holdings, Inc., 3.788%, 3/15/2025	$4,233,000	$4,089,286
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	564,000	564,954
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	994,064
		$5,648,304
Brokerage & Asset Managers – 1.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,787,778
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,707,000	1,721,934
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,416,000	1,269,257
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,724,000	1,693,468
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	234,270
National Securities Clearing Corp., 5%, 5/30/2028 (n)	611,000	609,505
		$9,316,212
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$890,887
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,039,248
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,417,905
		$4,348,040
Chemicals – 0.1%
Nutrien Ltd., 4.9%, 3/27/2028	$927,000	$912,964
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,130,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,404,086
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,012,676
		$2,416,762
Conglomerates – 0.7%
Carrier Global Corp., 2.242%, 2/15/2025	$289,000	$274,539
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	2,249,000	2,248,283
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,366,000	1,357,662
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,070,000	2,047,094
		$5,927,578
Consumer Products – 0.4%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$2,654,000	$2,547,126
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	1,154,000	1,086,060
		$3,633,186
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,140,640
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,470,776
		$4,611,416
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$338,000	$337,396
Electronics – 0.8%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,307,684
Qorvo, Inc., 1.75%, 12/15/2024 (n)	909,000	851,173
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	2,985,387
		$7,144,244
Emerging Market Quasi-Sovereign – 0.3%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$758,851
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,292,500
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	858,000
		$2,909,351
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,661,796
Energy - Independent – 0.1%
EQT Corp., 5.7%, 4/01/2028	$778,000	$778,085
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,523,000	$1,518,676
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,755,000	$1,744,492
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,243,000	1,223,337
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,571,000	1,485,448
Air Lease Corp., 2.2%, 1/15/2027	1,590,000	1,424,752
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,013,000	985,532
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	869,288
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,500,000	2,242,111
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	722,743
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,470,199
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,125,364
		$13,293,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.2%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$2,220,330
General Mills, Inc., 5.241%, 11/18/2025	1,962,000	1,952,971
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	2,313,000	1,983,322
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,795,027
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	915,183
		$9,866,833
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$2,125,000	$2,067,637
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$2,186,000	$2,151,376
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	397,451
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,305,000	2,287,565
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,892,429
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,071,518
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,232,786
Marriott International, Inc., 3.75%, 10/01/2025	459,000	443,360
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,281,857
Sands China Ltd., 4.3%, 1/08/2026	1,030,000	981,406
		$11,739,748
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$123,000	$118,258
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	142,335
		$260,593
Insurance – 0.7%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,146,000	$1,099,777
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,613,000	1,518,694
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,358,430
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,146,000	2,097,022
		$6,073,923
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,216,812
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,726,000	$1,712,080
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	410,568
CNH Industrial N.V., 4.5%, 8/15/2023	962,000	961,363
		$3,084,011
Major Banks – 9.1%
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	$781,000	$766,208
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	759,000	716,094
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,541,196
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,142,891
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	2,319,000	2,268,730
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,609,778
Deutsche Bank AG, 0.898%, 5/28/2024	694,000	664,856
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,247,000	3,122,879
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	958,000	977,034
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	849,000	745,840
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	172,087
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,139,737
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	677,768
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	668,033
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	765,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	$2,840,000	$2,539,756
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	2,090,000	2,028,114
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,468,610
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	240,527
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,700,000	1,516,877
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,303,155
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	2,789,000	2,769,721
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,997,000	1,899,244
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,186,270
Mizuho Financial Group, 0.849% to 9/08/2023, FLR ((SOFR - 3mo. + 0.26161%) + 0.61%) to 9/08/2024	2,411,000	2,396,754
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,445,000	2,213,460
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,276,000	2,248,046
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,176,706
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,083,842
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	3,935,769
Royal Bank of Canada, 0.5%, 10/26/2023	3,123,000	3,085,638
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,408,000	1,371,110
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	781,817
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	758,687
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,036,417
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	781,284
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,546,315
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,054,974
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,334,000	1,291,424
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,680,548
UBS Group AG, 5.711%, 1/12/2027 (n)	1,513,000	1,510,578
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,000,000	968,549
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,308,341
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,456,288
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,615,855
		$77,233,536
Medical & Health Technology & Services – 0.5%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$788,000	$783,177
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,810,586
		$4,593,763
Metals & Mining – 0.7%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$911,000	$886,924
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,146,000	1,130,969
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,474,784
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,516,118
		$6,008,795
Midstream – 1.3%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$896,000	$898,962
Enbridge, Inc., 2.5%, 2/14/2025	1,542,000	1,470,941
Enbridge, Inc., 5.969%, 3/08/2026	737,000	738,135
Energy Transfer LP, 2.9%, 5/15/2025	846,000	806,111
Energy Transfer LP, 5.55%, 2/15/2028	755,000	757,925
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,453,000	1,444,240
Plains All American Pipeline LP, 3.85%, 10/15/2023	673,000	669,893
TC Energy Corp., 6.203%, 3/09/2026	3,367,000	3,371,804
Western Midstream Operating LP, 3.1%, 2/01/2025	1,082,000	1,034,235
		$11,192,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$10,243	$10,099
Fannie Mae, 3%, 12/01/2031	239,814	225,171
Fannie Mae, 2%, 5/25/2044	112,454	108,238
Freddie Mac, 0.904%, 4/25/2024 (i)	83,468	339
Freddie Mac, 4%, 7/01/2025	23,436	23,069
Freddie Mac, 1.58%, 4/25/2030 (i)	6,371,063	519,913
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,699,563	2,483,867
Freddie Mac, 2%, 7/15/2042	399,475	360,301
		$3,730,997
Municipals – 0.6%
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	$305,000	$301,835
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,014,673
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	2,265,000	2,198,269
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	309,411
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	235,121
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	291,555
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	331,603	312,685
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	438,721
		$5,102,270
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,842,000	$3,739,783
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$1,252,000	$1,215,839
Other Banks & Diversified Financials – 1.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,182,000	$2,235,797
American Express Co., 2.25%, 3/04/2025	859,000	815,866
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	2,782,000	2,699,333
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,573,000	1,579,089
Groupe BPCE S.A., 4%, 9/12/2023 (n)	943,000	940,173
Groupe BPCE S.A., FLR, 6.779% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	943,000	943,664
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,120,233
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,704,477
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	1,312,000	1,290,549
		$14,329,181
Pharmaceuticals – 0.6%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,758,040
Amgen, Inc., 5.15%, 3/02/2028	842,000	842,555
Royalty Pharma PLC, 0.75%, 9/02/2023	2,204,000	2,194,297
		$4,794,892
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$2,617,000	$2,329,732
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$832,000	$803,487
Specialty Stores – 0.2%
Genuine Parts Co., 1.75%, 2/01/2025	$1,302,000	$1,228,869
Ross Stores, Inc., 0.875%, 4/15/2026	926,000	821,600
		$2,050,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$453,640
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	411,401
Rogers Communications, Inc., 3.2%, 3/15/2027	3,568,000	3,309,963
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,527,000	2,441,610
		$6,616,614
Tobacco – 0.7%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,459,000	$1,419,941
B.A.T. International Finance PLC, 5.931%, 2/02/2029	880,000	880,000
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,295,735
Philip Morris International, Inc., 5%, 11/17/2025	591,000	589,502
Philip Morris International, Inc., 5.125%, 11/17/2027	526,000	527,186
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,249,455
		$5,961,819
Transportation - Services – 1.3%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$6,310,000	$6,107,925
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	2,816,000	2,829,182
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	974,000	965,998
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	668,423
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	658,937
		$11,230,465
U.S. Treasury Obligations – 23.7%
U.S. Treasury Notes, 0.125%, 8/31/2023 (f)(s)	$12,453,000	$12,399,622
U.S. Treasury Notes, 0.5%, 11/30/2023 (f)(s)	12,515,000	12,314,564
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)(s)	25,867,000	25,297,118
U.S. Treasury Notes, 2.5%, 4/30/2024 (f)(s)	25,217,000	24,677,199
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	21,100,000	20,288,969
U.S. Treasury Notes, 3.875%, 1/15/2026	34,365,000	33,713,944
U.S. Treasury Notes, 3.75%, 4/15/2026	33,495,000	32,777,998
U.S. Treasury Notes, 4.125%, 6/15/2026	40,206,000	39,775,670
		$201,245,084
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$1,387,000	$1,388,636
Edison International, 4.7%, 8/15/2025	1,686,000	1,650,723
Emera US Finance LP, 0.833%, 6/15/2024	1,057,000	1,001,175
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	889,000	907,850
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,122,772
FirstEnergy Corp., 2.05%, 3/01/2025	1,202,000	1,130,962
FirstEnergy Corp., 1.6%, 1/15/2026	734,000	665,931
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,496,777
Pacific Gas & Electric Co., 1.7%, 11/15/2023	854,000	843,148
Pacific Gas & Electric Co., 3.25%, 2/16/2024	1,838,000	1,808,753
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,543,061
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,792,562
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,019,000	988,546
		$22,340,896
Total Bonds		$628,442,877
Investment Companies (h) – 16.7%
Money Market Funds – 16.7%
MFS Institutional Money Market Portfolio, 5.25% (v)	141,883,605	$141,883,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Short-Term Obligations (s)(y) – 4.0%
Federal Home Loan Bank, 5.2%, due 8/01/2023	$34,106,000	$34,106,000

Other Assets, Less Liabilities – 5.3%		45,427,970
Net Assets – 100.0%		$849,860,452
(f)	All or a portion of the security has been segregated as collateral for cleared and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,883,605 and $662,548,877, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,981,186, representing 25.2% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	295	$59,894,219	September – 2023	$(728,106)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
6/16/25	USD	13,800,000	centrally cleared	4.54%/Annually	SOFR - 1 day/Annually	$(89,993)	$—	$(89,993)
6/16/26	USD	44,600,000	centrally cleared	4.12%/Annually	SOFR - 1 day/Annually	(415,811)	—	(415,811)
						$(505,804)	$—	$(505,804)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
9/29/23	USD	7,041,877 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMSITR (floating rate)	$29,025	$—	$29,025
10/16/23	USD	10,930,852 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMALTR (floating rate)	46,282	—	46,282
12/29/23	USD	9,005,514 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMGCTR (floating rate)	39,511	—	39,511
2/26/24	USD	3,470,653 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNGTR (floating rate)	16,375	—	16,375
5/06/24	USD	12,628,519 (Short)	Merrill Lynch International	3 month T-Bill - 0.05%	BCOMFCT (floating rate)	56,454	—	56,454
5/07/24	USD	3,004,734 (Short)	Goldman Sachs International	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	14,122	—	14,122
5/28/24	USD	6,331,274 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMKWT (floating rate)	27,760	—	27,760
5/28/24	USD	10,496,012 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	44,027	—	44,027
6/14/24	USD	12,077,705 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNITR (floating rate)	49,983	—	49,983
						$323,539	$—	$323,539
Liability Derivatives
Total Return Swaps
8/07/23	USD	7,843,539 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.06%	$(31,389)	$—	$(31,389)
8/08/23	USD	5,138,377 (Long)	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.06%	(19,048)	—	(19,048)
9/25/23	USD	13,532,719 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(58,307)	—	(58,307)
9/25/23	USD	117,301,610 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(512,737)	—	(512,737)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
9/29/23	USD	10,204,395 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.14%	$(45,668)	$—	$(45,668)
11/17/23	USD	125,039,347 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(545,544)	—	(545,544)
11/20/23	USD	20,937,612 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(90,210)	—	(90,210)
12/29/23	USD	105,139,852 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(452,996)	—	(452,996)
12/29/23	USD	14,337,253 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.14%	(62,586)	—	(62,586)
12/29/23	USD	50,658,292 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(219,230)	—	(219,230)
1/16/24	USD	10,887,807 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(50,706)	—	(50,706)
2/26/24	USD	7,680,585 (Long)	Morgan Stanley	BCOMSMT (floating rate)	3 month T-Bill + 0.09%	(35,262)	—	(35,262)
3/15/24	USD	30,690,118 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(132,194)	—	(132,194)
3/22/24	USD	12,902,502 (Long)	Goldman Sachs International	BCOMSBTR (floating rate)	3 month T-Bill + 0.16%	(56,522)	—	(56,522)
5/07/24	USD	30,352,579 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(132,136)	—	(132,136)
5/07/24	USD	30,352,579 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(131,977)	—	(131,977)
5/28/24	USD	12,224,316 (Long)	Goldman Sachs International	SPGCCCTR (floating rate)	3 month T-Bill + 0.10%	(52,946)	—	(52,946)
6/14/24	USD	19,318,742 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(83,212)	—	(83,212)
6/25/24	USD	38,208,019 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(164,574)	—	(164,574)
7/08/24	USD	10,410,200 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.15%	(45,684)	—	(45,684)
7/15/24	USD	93,391,113 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.09%	(406,086)	—	(406,086)
8/16/24	USD	15,593,201 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(44,572)	—	(44,572)
8/16/24	USD	31,325,292 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(88,724)	—	(88,724)
8/16/24	USD	36,884,623 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(96,288)	—	(96,288)
8/16/24	USD	35,860,049 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(93,614)	—	(93,614)
8/16/24	USD	35,860,049 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(93,614)	—	(93,614)
8/16/24	USD	9,773,637 (Long)	Merrill Lynch International	BCOMPLTR (floating rate)	3 month T-Bill + 0.10%	(26,797)	—	(26,797)
						$(3,772,623)	$—	$(3,772,623)
At July 31, 2023, the fund had cash collateral of $52,272 and other liquid securities with an aggregate value of $50,875,390 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $117,301,610*	Notional Amount: $125,039,347*
Long Futures Contracts
Soybean Oil - Dec 2023	3.1%	3,636,350	3,876,220
Corn - Sept 2023	1.1%	1,290,320	1,375,433
Corn - Dec 2023	3.2%	3,753,652	4,001,259
WTI - Sept 2023	2.3%	2,697,937	2,875,905
WTI - Nov 2023	6.2%	7,272,699	7,752,440
Brent - Nov 2023	7.7%	9,032,224	9,628,030
Cotton - Dec 2023	1.5%	1,759,524	1,875,590
Gold - Dec 2023	16.0%	18,768,258	20,006,296
Copper Comex - Sept 2023	1.4%	1,642,223	1,750,551
Copper Comex - Dec 2023	4.0%	4,692,064	5,001,574
Heating Oil - Sept 2023	0.6%	703,809	750,236
Heating Oil - Nov 2023	1.5%	1,759,524	1,875,590
Coffee - Sept 2023	0.8%	938,412	1,000,315
Coffee - Dec 2023	2.2%	2,580,635	2,750,866
Kansas Wheat - Sept 2023	0.5%	586,508	625,197
Kansas Wheat - Dec 2023	1.3%	1,524,921	1,625,512
Aluminum - Sept 2023	1.1%	1,290,318	1,375,433
Aluminum - Nov 2023	3.0%	3,519,048	3,751,180
Live Cattle - Oct 2023	3.8%	4,457,461	4,751,495
Lean Hogs - Oct 2023	1.9%	2,228,730	2,375,748
Lead - Sept 2023	0.2%	234,603	250,079
Lead - Nov 2023	0.7%	821,111	875,275
Nickel - Sept 2023	0.6%	703,810	750,236
Nickel - Nov 2023	1.6%	1,876,826	2,000,629
Zinc - Sept 2023	0.7%	821,111	875,275
Zinc - Nov 2023	1.8%	2,111,429	2,250,708
Natural Gas - Sept 2023	1.6%	1,876,826	2,000,629
Natural Gas - Nov 2023	5.4%	6,334,287	6,752,125
Gasoil - Sept 2023	0.7%	821,111	875,275
Gasoil - Nov 2023	2.0%	2,346,032	2,500,787
Soybeans - Nov 2023	5.2%	6,099,684	6,502,046
Sugar - Oct 2023	3.3%	3,870,953	4,126,298
Silver - Sept 2023	1.3%	1,524,921	1,625,512
Silver - Dec 2023	3.6%	4,222,858	4,501,416
Soybean Meal - Dec 2023	2.9%	3,401,747	3,626,141
Wheat - Sept 2023	0.7%	821,111	875,275
Wheat - Dec 2023	1.9%	2,228,731	2,375,748
Gasoline RBOB - Sept 2023	0.8%	938,413	1,000,315
Gasoline RBOB - Nov 2023	1.8%	2,111,429	2,250,708
	100.0%	$117,301,610	$125,039,347
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2023, the Subsidiary’s net assets were $153,752,128, which represented 18.1% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$201,245,084	$—	$201,245,084
Non - U.S. Sovereign Debt	—	4,571,147	—	4,571,147
Municipal Bonds	—	5,102,270	—	5,102,270
U.S. Corporate Bonds	—	148,927,108	—	148,927,108
Residential Mortgage-Backed Securities	—	4,112,565	—	4,112,565
Commercial Mortgage-Backed Securities	—	35,286,488	—	35,286,488
Asset-Backed Securities (including CDOs)	—	88,448,950	—	88,448,950
Foreign Bonds	—	140,749,265	—	140,749,265
Short-Term Securities	—	34,106,000	—	34,106,000
Mutual Funds	141,883,605	—	—	141,883,605
Total	$141,883,605	$662,548,877	$—	$804,432,482
Other Financial Instruments
Futures Contracts – Liabilities	$(728,106)	$—	$—	$(728,106)
Swap Agreements – Assets	—	323,539	—	323,539
Swap Agreements – Liabilities	—	(4,278,427)	—	(4,278,427)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,271,416	$356,073,571	$321,463,352	$1,736	$234	$141,883,605
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,091,740	$—